Related Party Transactions - Additional information (Details) - EUR (€)	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Cochlear | Construction in progress
Related Party Transactions
Additions	€ 176,000	€ 52,000